PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the third Annual Report for Federated Bond Index Fund, which covers the fund's fiscal year period from June 1, 1997 through May 31, 1998.

Federated Bond Index Fund pursues the investment performance of the overall bond market as measured by the Lehman Brothers Aggregate Bond Index.* This index is a benchmark for broad bond market performance and includes U.S. Treasury and agency securities, corporate investment grade bonds, and mortgage-backed securities.

Federated Bond Index Fund pursues the performance of this index by investing all of its assets in Bond Index Portfolio, a mutual fund with the same investment objective.+

The report opens with a commentary by the portfolio manager of Bond Index Portfolio, followed by a series of charts that show total return performance for Institutional Shares and Institutional Service Shares. These charts incorporate the performance record of Bond Index Portfolio from its inception on July 11, 1994 through February 22, 1996. From February 22, 1996 through May 31, 1998, the performance is that of Federated Bond Index Fund. Next are the financial statements of Federated Bond Index Fund, and a complete listing of the holdings in which it invests through the Bond Index Portfolio.

At the end of the reporting period, the $66 million in assets of the Bond Index Portfolio were well-diversified across U.S. Treasury notes and bonds (44.5%), mortgage-backed securities (27.5%), corporate bonds (17.3%), government agency securities (3.5%), asset-backed securities (0.8%), and a repurchase agreement (5.3%).

Over its fiscal year, Federated Bond Index Fund produced relatively strong performance. Institutional Shares delivered a total return of 10.41% through a share price increase of $0.26 and dividends totaling $0.45 per share. Institutional Service Shares produced a total return of 10.14% through a share price increase of $0.26 and dividends totaling $0.43 per share.**

Thank you for participating in the opportunities of the broad bond market through the diversification and professional management of Federated Bond Index Fund. As always, we welcome your comments or questions.

Sincerely,

[Graphic]

J. Christopher Donahue
President
July 15, 1998

* Lehman Brothers Aggregate Bond Index is an unmanaged index measuring both the capital price changes and income provided by the underlying universe of securities comprised of U.S. Treasury and agency obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. Investments cannot be made in an index.

** Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

+ Federated Bond Index Fund, Institutional Shares and Institutional Service Shares, invests all of its assets through a two-tier Hub and Spoke fund structure. (Hub and Spoke is a registered service mark of Signature Financial Group, Inc. and is used under a license with Federated Services Company.

                     MANAGEMENT DISCUSSION AND ANALYSIS

Federated Bond Index Fund's portfolio is managed to track the characteristics of the Lehman Brothers Aggregate Bond Index (the "Index"),* a broad market-weighted index comprised of U.S. Treasury, agency, mortgage-backed and investment grade corporate securities with maturities of at least one year.

During the fund's annual reporting period, fixed income performance reflected above trend economic growth combined with subdued inflation. U.S. Treasury yields steadily declined as consumer prices increased at only a 1.70% annual rate through May 1998 and the Asian financial crisis eliminated the possibility of a tightening of Federal Reserve Board (the "Fed") monetary policy. The 30-year Treasury bond yield declined from 6.91% at the end of May 1997 to 5.80% at the end of May 1998. The 2- to 30-year coupon curve flattened from 71 to 28 basis points as the front end of the yield curve was anchored to the unchanged Federal Funds target rate of 5.50%. Although the impact of the Asian crisis is difficult to estimate, the U.S. economy should slow on the margin and allow Fed monetary policy to remain on hold.

The fund's Institutional Shares and Institutional Service Shares net total returns for the fiscal year ended May 31, 1998 were 10.41% and 10.14%, respectively,** compared to 10.91% for the Index. The corporate sector outperformed the government and mortgage-backed sectors within the Index. However, on a duration-adjusted basis, the mortgage-backed sector outperformed as volatility continued to decline. As of May 31, 1998, the Index was comprised of 48% government, 30% mortgage-backed, 21% corporate, and 1% asset-backed securities with an average duration of 4.5 years.

Depending on the changes that take place with the level of interest rates, the shape of the yield curve and sector spreads, the fund will be restructured to continue its close tracking of the Index.

* Lehman Brothers Aggregate Bond Index is an unmanaged index measuring both the capital price changes and income provided by the underlying universe of securities comprised of U.S. Treasury and agency obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. Investments cannot be made in an index.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          FEDERATED BOND INDEX FUND

                            INSTITUTIONAL SHARES

GROWTH OF $25,000 INVESTED IN FEDERATED BOND INDEX FUND

The graph below illustrates the hypothetical investment of $25,000* in the Federated Bond Index Fund (the "Fund") (Institutional Shares) from July 11, 1994 (start of performance) to May 31, 1998, compared to the Lehman Brothers Aggregate Bond Index ("LBAG").**

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

[Graphic-SEE APPENDIX]

* Performance information for periods prior to February 22, 1996, is related to Bond Index Portfolio in which Federated Bond Index Fund invests all of its assets through a two-tier Hub and Spoke fund structure (Hub and Spoke is a registered service mark of Signature Financial Group, Inc. and is used under a license with Federated Services Company). Effective January 2, 1996, Bond Index Portfolio received all of the assets of Excelsior Institutional Bond Index Fund, a series of Excelsior Institutional Trust, which had invested all of its assets in Bond Market Portfolio, a portfolio of St. James Portfolios. Therefore, performance information for periods prior to January 2, 1996, includes that of Bond Market Portfolio. Future performance of the Federated Bond Index Fund will be affected by differences in expenses.

** The fund's performance assumes the reinvestment of all dividends and distributions. The LBAG has been adjusted to reflect reinvestment of dividends on securities in the index. The LBAG is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the fund's performance. This index is unmanaged.

                          FEDERATED BOND INDEX FUND

                        INSTITUTIONAL SERVICE SHARES

GROWTH OF $10,000 INVESTED IN FEDERATED BOND INDEX FUND

The graph below illustrates the hypothetical investment of $10,000* in the Federated Bond Index Fund (the "Fund") (Institutional Service Shares) from July 11, 1994 (start of performance) to May 31, 1998, compared to the Lehman Brothers Aggregate Bond Index ("LBAG").**

[Graphic]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

* Performance information for periods prior to February 22, 1996, is related to Bond Index Portfolio in which Federated Bond Index Fund invests all of its assets through a two-tier Hub and Spoke fund structure (Hub and Spoke is a registered service mark of Signature Financial Group, Inc. and is used under a license with Federated Services Company). Effective January 2, 1996, Bond Index Portfolio received all of the assets of Excelsior Institutional Bond Index Fund, a series of Excelsior Institutional Trust, which had invested all of its assets in Bond Market Portfolio, a portfolio of St. James Portfolios. Therefore, performance information for periods prior to January 2, 1996, includes that of Bond Market Portfolio. Future performance of the Federated Bond Index Fund will be affected by differences in expenses.

** The fund's performance assumes the reinvestment of all dividends and distributions. The LBAG has been adjusted to reflect reinvestment of dividends on securities in the index. The LBAG is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the fund's performance. This index is unmanaged.

                     STATEMENT OF ASSETS AND LIABILITIES
                         FEDERATED BOND INDEX FUND
                                MAY 31, 1998

 ASSETS:
 Total investments in the Portfolio, at value                                         $  62,034,256
 Income receivable                                                                        3,800,781
 Receivable for shares sold                                                                 480,869
 Prepaid expenses                                                                           388,212
 Deferred organizational costs                                                               31,818
   Total assets                                                                          66,735,936
 LIABILITIES:
 Payable for shares redeemed                                              $      64
 Income distribution payable                                                166,627
 Accrued expenses                                                           149,081
   Total liabilities                                                                        315,772
 Net Assets for 9,124,591 shares outstanding                                          $  66,420,164
 NET ASSETS CONSIST OF:
 Paid in capital                                                                      $  65,186,529
 Net unrealized appreciation of investments in the Portfolio                                861,351
 Accumulated net realized gain on investments in the Portfolio                              392,990
 Distributions in excess of net investment income                                          (20,706)
   Total Net Assets                                                                   $  66,420,164
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $40,368,404 / 5,545,869 shares outstanding                                                   $7.28
 INSTITUTIONAL SERVICE SHARES:
 $26,051,760 / 3,578,722 shares outstanding                                                   $7.28

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS
                         FEDERATED BOND INDEX FUND
                          YEAR ENDED MAY 31, 1998

 INVESTMENT INCOME:
 Interest                                                                               $ 2,748,403
 Expenses allocated from the Portfolio                                                     (85,412)
   Net investment income allocated from the Portfolio                                     2,662,991
 EXPENSES:
 Administrative personnel and services fee                                 $    89,754
 Transfer and dividend disbursing agent fees and expenses                       46,510
 Directors'/Trustees' fees                                                      12,730
 Auditing fees                                                                   7,500
 Legal fees                                                                      2,900
 Portfolio accounting fees                                                      55,647
 Shareholder services fee--Institutional Shares                                 68,360
 Shareholder services fee--Institutional Service Shares                         37,965
 Share registration costs                                                       27,919
 Printing and postage                                                           24,706
 Insurance premiums                                                              2,702
 Miscellaneous                                                                  35,103
   Total expenses                                                              411,796
 Waivers and reimbursements--
   Waiver of shareholders services fee--Institutional        $  (68,360)
 Shares
   Reimbursement of other operating expenses                   (267,201)
   Total waivers                                                             (335,561)
     Net expenses                                                                            76,235
       Net investment income                                                              2,586,756
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 ALLOCATED FROM THE PORTFOLIO:
 Net realized gain on investment transactions allocated                                     379,654
 from the Portfolio
 Net change in unrealized appreciation of investments                                     1,003,366
 allocated from the Portfolio
   Net realized and unrealized gain on investments                                        1,383,020
 allocated from the Portfolio
     Change in net assets resulting from operations                                     $ 3,969,776

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS
                          FEDERATED BOND INDEX FUND

                                                                          YEAR ENDED MAY 31,
                                                                         1998            1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                               $    2,586,756  $      984,771
 Net realized gain on investments in the Portfolio ($296,684 net            379,654          31,796
 gain and $15,128 net loss, respectively, as computed for federal tax purposes)
 Net change in unrealized appreciation/depreciation in the                1,003,366        (61,204)
 Portfolio
   Change in net assets resulting from operations                         3,969,776         955,363
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                                 (1,709,348)       (916,368)
   Institutional Service Shares                                           (901,067)        (65,450)
 Distributions from net realized gains
   Institutional Shares                                                    (12,982)              --
   Institutional Service Shares                                             (5,684)              --
     Change in net assets resulting from distributions to               (2,629,081)       (981,818)
 shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                            68,913,043      28,329,040
 Net asset value of shares issued to shareholders in payment of           1,095,971         142,180
 distributions declared
 Cost of shares redeemed                                               (29,923,994)    (10,859,953)
   Change in net assets resulting from share transactions                40,085,020      17,611,267
     Change in net assets                                                41,425,715      17,584,812
 NET ASSETS:
 Beginning of period                                                     24,994,449       7,409,637
 End of period (including undistributed net investment income of     $   66,420,164  $   24,994,449
 $0 and $2,953, respectively)

(See Notes which are an integral part of the Financial Statements)

                 FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
                          FEDERATED BOND INDEX FUND

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      YEAR ENDED MAY 31,
                                                  1998      1997     1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD             $7.02      $6.96     $7.25
INCOME FROM INVESTMENT OPERATIONS
Net investment income                             0.45       0.48      0.12
Net realized and unrealized gain
(loss) on investments from the Portfolio          0.26       0.06    (0.29)
Total from investment operations                  0.71       0.54    (0.17)
LESS DISTRIBUTIONS
Distributions from net investment income        (0.45)     (0.48)    (0.12)
Distributions from net realized gain on
investments from the Portfolio                 0.00(b)         --        --
Total distributions                             (0.45)     (0.48)    (0.12)
NET ASSET VALUE, END OF PERIOD                   $7.28      $7.02     $6.96
TOTAL RETURN(C)                                 10.41%      7.97%   (2.32%)
RATIOS TO AVERAGE NET ASSETS
Expenses                                         0.29%      0.29%    0.09%*
Net investment income                            6.20%      6.83%    7.01%*
Expense waiver/reimbursement(d)                  0.89%      1.73%    8.18%*
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)        $40,368    $20,599    $7,409

* Computed on an annualized basis.

(a) Reflects operations for the period from February 22, 1996 (start of performance) to May 31, 1996.

(b) Distributions from net realized gain on investments from the Portfolio were less than one cent per share.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

             FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
                          FEDERATED BOND INDEX FUND

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               YEAR ENDED MAY 31,
                                                                               1998   1997  1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                          $7.02  $6.96  $7.25
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                        0.43   0.46   0.12
   Net realized and unrealized gain (loss) on investments from the Portfolio    0.26   0.06 (0.29)
   Total from investment operations                                             0.69   0.52 (0.17)
 LESS DISTRIBUTIONS
   Distributions from net investment income                                   (0.43) (0.46) (0.12)
   Distributions from net realized gain on investments from the Portfolio    0.00(b)     --     --
   Total distributions                                                        (0.43) (0.46) (0.12)
 NET ASSET VALUE, END OF PERIOD                                                $7.28  $7.02  $6.96
 TOTAL RETURN(C)                                                              10.14%  7.70% (2.32%)
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                                    0.54%  0.54% 0.09%*
   Net investment income                                                       5.88%  6.64% 7.01%*
   Expense waiver/reimbursement(d)                                             0.61%  1.37% 8.18%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                                   $26,052 $4,396   $0.2

* Computed on an annualized basis.

(a) Reflects operations for the period from February 22, 1996 (start of performance) to May 31, 1996.

(b) Distributions from net realized gain on investments from the Portfolio were less than one cent per share.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS
                         FEDERATED INVESTMENT TRUST
                         FEDERATED BOND INDEX FUND
                                MAY 31, 1998

ORGANIZATION

Federated Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end, management investment company. The Trust currently consists of one fund. The financial statements included herein are those of Federated Bond Index Fund (the "Fund"). The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

The investment objective of the Fund is to provide investment results that correspond to the investment performance of the Lehman Brothers Aggregate Bond Index, a broad market-weighted index which encompasses U.S. Treasury and agency securities, corporate investment grade bonds, and mortgage-backed securities. The Fund seeks to achieve its investment objective by investing all of its investable assets in Bond Index Portfolio, the corresponding portfolio (the "Portfolio") of Federated Investment Portfolios, an open-end, diversified management investment company. The Fund has the same investment objective and policies as the Portfolio. The value of the Fund's investment reflects its proportionate beneficial interest in the net assets of the Portfolio. At May 31, 1998, the Fund's beneficial interest in the Portfolio was 93.8%.

Federated Research Corp. (the "Adviser") is the investment adviser for the Portfolio. The Adviser has delegated the daily management of the security holdings of the Portfolio to the investment manager, United States Trust Company of New York ("U.S. Trust"), acting as subadviser. The advisory fee is charged to the Portfolio. Effective May 31, 1998, the Adviser assumed the daily management of the Portfolio's security holdings.

The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Trust's financial statements.

PENDING MERGER

As of the close of business on March 31, 1998, the Fund comprised of the only spoke fund to the Portfolio. In consideration of this, the Board of Trustees of the Trust has approved withdrawing the assets from the Portfolio provided the shareholders of the Fund approve the reorganization. The reorganization will give effect to the proposed transfer of assets from the Fund in exchange for Institutional Shares and Institutional Service Shares of Federated Total Return Bond Fund.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Valuation of securities by the Portfolio is discussed in the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

INVESTMENT INCOME

The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income realized and unrealized gain and loss of the Portfolio is allocated pro rata to the Fund and other investors in the Portfolio at the time of such determination.

DIVIDENDS TO SHAREHOLDERS

Dividends equal to all or substantially all of the Fund's net investment income will be declared daily and paid at least once a month. Distributions to shareholders of net realized capital gains, if any, are normally declared and paid annually.

FEDERAL TAXES

It is the policy of the Fund to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute each year substantially all of its taxable income to its shareholders. For Federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:


                                                                Year Ended May 31,
                                                          1998                      1997
 Institutional Shares                            Shares         Amount       Shares       Amount
 Shares sold                                     5,590,887 $  40,336,570    3,399,030 $  23,963,635
 Shares issued to shareholders in                   26,174       189,045       11,082        77,987
 payment of distributions declared
 Shares redeemed                               (3,003,574)  (21,668,398)  (1,541,927)  (10,829,602)
   Net change resulting from                     2,613,487 $  18,857,217    1,868,185 $  13,212,020
   Institutional Share transactions
                               Year Ended May 31,
                                    1998 1997
 Institutional Service Shares                     Shares    Amount       Shares       Amount
 Shares sold                                     3,975,800 $  28,576,473      620,929 $   4,365,405
 Shares issued to shareholders in                  125,450       906,926        9,149        64,193
 payment of distributions declared
 Shares redeemed                               (1,148,294)   (8,255,596)      (4,340)      (30,351)
   Net change resulting from                     2,952,956 $  21,227,803      625,738 $   4,399,247
 Institutional Service Share
 transactions
   Net change resulting from share               5,566,443 $  40,085,020    2,493,923 $  17,611,267
 transactions

TRANSACTIONS WITH AFFILIATES

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Master Agreement for Administration and Management Services, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average daily net assets of the Fund for the period. The administrative fee received during any fiscal year shall be at least $60,000 per fund and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to reimburse FSC.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $50,320 were borne initially by FServ. The Fund has reimbursed FServ for the organizational expenses. These expenses have been deferred and are being amortized during the sixty-month period following the Fund's effective date.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Additions and reductions in the Fund's investment in the Portfolio for the year ended May 31, 1998, were as follows:

 ADDITIONS                         $56,552,501
 REDUCTIONS                        $19,640,802

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

              REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of FEDERATED BOND INDEX FUND:

We have audited the accompanying statement of assets and liabilities of Federated Bond Index Fund, a portfolio of Federated Investment Trust, as of May 31, 1998, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Bond Index Fund at May 31, 1998, the results of its operations for the year then ended, and changes in its net assets and financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP
Pittsburgh, Pennsylvania
July 15, 1998

                          PORTFOLIO OF INVESTMENTS
                            BOND INDEX PORTFOLIO
                                MAY 31, 1998

 PRINCIPAL
  AMOUNT                                                                                    VALUE

 ASSET-BACKED SECURITIES--0.8%
 FINANCIAL INTERMEDIARIES--0.8%
 $           750,000 Citibank Credit Card Master Trust 1997-6, Class A, (principal    $     515,625
                     only), 8/15/2006
                     TOTAL ASSET-BACKED SECURITIES                                          515,625
                     (IDENTIFIED COST $494,765)
 CORPORATE BONDS--17.3%
 AUTOMOBILE--0.8%
              45,000 Ford Motor Co., Deb., 7.125%, 11/15/2025                               501,021
 BANKING--2.0%
             400,000 ABN-AMRO Bank NV, Chicago, Sub., 7.55%, 6/28/2006                      429,452
             550,000 GreenPoint Bank, Sr. Note, 6.70%, 7/15/2002                            558,058
             300,000 Summit Bancorp, Bond, 8.40%, 3/15/2027                                 326,295
                     Total                                                                1,313,805
 BEVERAGE & TOBACCO--1.2%
             275,000 Anheuser-Busch Cos., Inc., Note, 7.00%, 9/1/2005                       283,470
             500,000 Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006                       493,015
                     Total                                                                  776,485
 COMMUNICATIONS--1.7%
             550,000 Lucent Technologies, Inc., Note, 7.25%, 7/15/2006                      589,661
             500,000 MCI Communications Corp., Sr. Note, 7.125%, 1/20/2000                  507,385
                     Total                                                                1,097,046
 ECOLOGICAL SERVICES & EQUIPMENT--0.5%
             300,000 USA Waste Services, Inc., Sr. Note, 7.00%, 10/1/2004                   308,511
 ELECTRONICS--0.6%
             400,000 International Business Machines Corp., Sr. Deb., 6.50%,                396,060
                     1/15/2028
 FINANCE--2.2%
             400,000 Bankers Trust New York Corp., Sub. Note, 8.25%, 5/1/2005               438,936
             400,000 FINOVA Capital Corp., Note, 7.40%, 6/1/2007                            426,792
             250,000 Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015                  289,660
             300,000 Salomon, Inc., Sr. Note, 7.75%, 5/15/2000                              309,294
                     Total                                                                1,464,682
 FINANCE - AUTOMOTIVE--0.4%
             300,000 General Motors Acceptance Corp., Note, 5.625%, 2/15/2001               297,492

BOND INDEX PORTFOLIO

 PRINCIPAL
  AMOUNT                                                                                    VALUE

 CORPORATE BONDS--CONTINUED
 FOOD PRODUCTS--0.8%
 $           500,000 Hershey Foods Corp., 6.95%, 8/15/2012                            $     532,155
 INSURANCE--0.6%
             400,000 Hartford Life, Inc., Note, 7.10%, 6/15/2007                            418,515
 METALS & MINING--0.4%
             250,000 Barrick Gold Corp., Deb., 7.50%, 5/1/2007                              264,293
 OIL & GAS--0.5%
             265,000 Occidental Petroleum Corp., Sr. Note, 10.125%, 11/15/2001              295,594
 PHARMACEUTICAL--1.4%
             500,000 American Home Products Corp., Note, 7.70%, 2/15/2000                   514,175
             400,000 Lilly (Eli) & Co., Unsecd. Note, 6.57%, 1/1/2016                       410,704
                     Total                                                                  924,879
 RETAILERS--0.6%
             400,000 Wal-Mart Stores, Inc., Unsecd. Note, 7.50%, 5/15/2004                  428,104
 SOVEREIGN--2.8%
             600,000 Canada, Government of, Bond, 6.50%, 5/30/2001                          611,058
             500,000 Du Pont (E.I.) de Nemours & Co., Note, 6.50%, 9/1/2002                 508,595
             300,000 Italy (Republic of), Deb., 6.875%, 9/27/2023                           324,603
             400,000 Quebec, Province of, Deb., Series NN, 7.125%, 2/9/2024                 423,952
                     Total                                                                1,868,208
 UTILITIES--0.8%
             500,000 Pacific Gas & Electric Co., 1st Ref. Mtg., 7.875%, 3/1/2002            530,490
                     TOTAL CORPORATE BONDS (IDENTIFIED COST $11,048,152)                 11,417,340
 GOVERNMENT AGENCIES--3.5%
 FEDERAL HOME LOAN MORTGAGE CORPORATION--1.0%
             475,000 7.10%, 4/10/2007                                                       512,482
             175,000 7.90%, 9/19/2001                                                       185,992
                     Total                                                                  698,474
 FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.4%
             500,000 6.75%, 7/30/2007                                                       509,060
             300,000 7.50%, 2/11/2002                                                       411,512
                     Total                                                                  920,572
 GOVERNMENT AGENCY--1.1%
             675,000 Private Export Funding Corp., 7.30%, 1/31/2002                         709,643
                     TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $2,280,414)               2,328,689

BOND INDEX PORTFOLIO

 PRINCIPAL
  AMOUNT                                                                                    VALUE

 MORTGAGE BACKED SECURITIES--27.5%
 FEDERAL HOME LOAN MORTGAGE CORPORATION--9.1%
 $          292,949 6.00%, 10/1/2012                                                 $     289,835
             366,731 6.50%, 2/1/2011                                                        370,739
             597,045 6.50%, 2/1/2028                                                        594,245
             373,193 7.00%, 1/1/2012                                                        381,318
             237,534 7.00%, 5/1/2024                                                        241,617
             265,287 7.00%, 6/1/2024                                                        269,848
             326,763 7.00%, 1/1/2027                                                        331,766
           1,100,000 7.00%, 5/1/2028                                                      1,116,841
             243,386 7.50%, 11/1/2011                                                       251,028
             359,323 7.50%, 6/1/2026                                                        369,086
             229,902 7.50%, 11/1/2026                                                       236,224
             343,219 7.50%, 5/1/2027                                                        352,658
             163,762 8.00%, 7/1/2002                                                        166,923
             248,993 8.00%, 6/1/2027                                                        258,408
             342,760 8.00%, 12/1/1999                                                       355,719
             229,358 8.50%, 3/1/2025                                                        239,821
             181,593 9.00%, 4/1/2022                                                        193,566
                     Total                                                                6,019,642
 FEDERAL NATIONAL MORTGAGE ASSOCIATION--10.8%
             395,230 6.00%, 3/1/2013                                                        390,535
             321,495 6.50%, 7/1/2012                                                        323,302
             592,321 6.50%, 5/1/2027                                                        588,803
             244,747 7.00%, 5/1/2004                                                        248,212
             159,836 7.00%, 6/1/2009                                                        163,282
             243,963 7.00%, 11/1/2012                                                       248,764
             360,603 7.00%, 5/1/2024                                                        366,127
             210,029 7.00%, 6/1/2024                                                        213,112
             446,751 7.00%, 3/1/2027                                                        453,032
             349,419 7.00%, 3/1/2028                                                        354,332
             241,516 7.50%, 6/1/2011                                                        249,138
             222,905 7.50%, 2/1/2026                                                        229,173
             230,475 7.50%, 11/1/2026                                                       236,884
             284,420 7.50%, 11/1/2027                                                       292,330
           1,200,000 7.50%, 1/1/2028                                                      1,233,372

BOND INDEX PORTFOLIO

 PRINCIPAL
  AMOUNT                                                                                    VALUE

 MORTGAGE BACKED SECURITIES--CONTINUED
 FEDERAL NATIONAL MORTGAGE ASSOCIATION--CONTINUED
 $           349,306 7.50%, 3/1/2028                                                  $     359,020
             418,007 8.00%, 3/1/2026                                                        434,009
             302,095 8.50%, 8/1/2023                                                        318,235
             219,167 8.50%, 12/1/2026                                                       229,234
             208,408 9.00%, 6/1/2025                                                        221,041
                     Total                                                                7,151,937
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--7.6%
             205,495 6.50%, 5/15/2011                                                       208,448
             296,866 6.50%, 5/15/2027                                                       295,474
             376,476 7.00%, 5/15/2026                                                       382,356
             341,849 7.00%, 4/15/2027                                                       347,188
             499,040 7.00%, 1/15/2028                                                       506,835
             370,123 7.50%, 6/15/2024                                                       381,804
             443,237 7.50%, 6/15/2026                                                       456,809
             600,000 7.50%, 10/15/2027                                                      618,372
             383,751 8.00%, 8/15/2026                                                       398,978
             316,469 8.00%, 1/15/2027                                                       329,026
             256,560 8.00%, 6/15/2027                                                       266,740
             292,574 8.50%, 5/15/2027                                                       308,757
             275,793 9.00%, 6/15/2025                                                       295,526
              84,110 9.50%, 1/15/2019                                                        91,185
             107,468 9.50%, 10/15/2020                                                      116,453
                     Total                                                                5,003,951
                     TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $17,810,144)      18,175,530
 U.S. TREASURY--44.5%
 U.S. TREASURY BONDS--13.3%
           1,850,000 6.00%, 2/15/2026                                                     1,877,750
           2,050,000 7.125%, 2/15/2023                                                    2,371,912
             575,000 7.25%, 5/15/2004                                                       621,811
           3,025,000 7.25%, 5/15/2016                                                     3,482,531
             300,000 11.75%, 11/15/2014                                                     447,843
                     Total                                                                8,801,847

BOND INDEX PORTFOLIO

 PRINCIPAL
  AMOUNT                                                                                    VALUE

 U.S. TREASURY--CONTINUED
 U.S. TREASURY NOTES--31.2%
 $         3,855,000 6.25%, 2/15/2003                                                 $   3,956,194
           1,750,000 6.50%, 5/31/2001                                                     1,793,470
           1,575,000 6.50%, 5/15/2005                                                     1,653,262
           1,750,000 6.50%, 10/15/2006                                                    1,843,520
           2,125,000 7.00%, 4/15/1999                                                     2,151,563
           2,300,000 7.75%, 12/31/1999                                                    2,374,750
           3,050,000 7.75%, 2/15/2001                                                     3,214,881
           3,425,000 8.875%, 5/15/2000                                                    3,631,562
                     Total                                                               20,619,202
                     TOTAL U.S. TREASURY SECURITIES (IDENTIFIED COST $28,927,797)        29,421,049
 (A)REPURCHASE AGREEMENT--5.3%
           3,480,000 BT Securities Corp., 5.57%, dated 5/29/1998, due 6/1/1998 (AT        3,480,000
                     AMORTIZED COST)
                     TOTAL INVESTMENTS (IDENTIFIED COST $64,041,272)(B)                $ 65,338,233

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $64,047,702. The net unrealized appreciation of investments on a federal tax basis amounts to $1,290,531 which is comprised of $1,312,135 appreciation and $21,604 depreciation at May 31, 1998.

Note: The categories of investments are shown as a percentage of net assets ($66,110,100) at May 31, 1998.

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES
                            BOND INDEX PORTFOLIO
                                MAY 31, 1998

ASSETS:
Total investments in securities, at value (identified
cost $64,041,272 and tax cost $64,047,702)                            $ 65,338,233
Income receivable                                                          799,107
Deferred organizational costs                                                3,156
Total assets                                                            66,140,496
LIABILITIES:
Payable to Bank                                            $   844
Accrued expenses                                            29,552
Total liabilities                                                           30,396
NET ASSETS                                                            $ 66,110,100
NET ASSETS CONSIST OF:
Paid in capital for beneficial interest                               $ 66,110,100

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS
                            BOND INDEX PORTFOLIO
                          YEAR ENDED MAY 31, 1998

INVESTMENT INCOME:
Interest                                                                           $ 3,583,365
EXPENSES:
Investment advisory fee                                                $138,149
Administrative personnel and services fee                                59,834
Custodian fees                                                            8,960
Directors'/Trustees' fees                                                12,000
Auditing fees                                                            19,660
Legal fees                                                                4,265
Portfolio accounting fees                                                65,135
Printing and postage                                                      2,995
Insurance premiums                                                        2,534
Miscellaneous                                                             8,440
 Total expenses                                                         321,972
Waivers and reimbursements--
 Waiver of investment advisory fee                    $ (138,149)
 Reimbursement of other operating expenses               (73,304)
  Total waivers and reimbursements                                    (211,453)
   Net expenses                                                                        110,519
    Net investment income                                                            3,472,846
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                       488,422
Net change in unrealized appreciation of investments                                 1,334,628
 Net realized and unrealized gain on investments                                     1,823,050
  Change in net assets resulting from operations                                   $ 5,295,896

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS
                            BOND INDEX PORTFOLIO

                                                                          YEAR ENDED MAY 31,
                                                                         1998            1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                               $   3,472,846   $    2,058,104
 Net realized gain on investments                                          488,422           54,299
 Net change in unrealized appreciation/depreciation                      1,334,628           65,788
   Change in net assets resulting from operations                        5,295,896        2,178,191
 TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST--
 Additions                                                              59,348,731       34,754,102
 Reductions                                                            (38,764,872)    (19,301,390)
   Net increase from transactions in investors' beneficial              20,583,859       15,452,712
 interest
     Change in net assets                                               25,879,755       17,630,903
 NET ASSETS:
 Beginning of period                                                    40,230,345       22,599,442
 End of period                                                       $  66,110,100   $   40,230,345

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS
                      FEDERATED INVESTMENT PORTFOLIOS
                            BOND INDEX PORTFOLIO
                                MAY 31, 1998

ORGANIZATION

Federated Investment Portfolios (the "Portfolio Series") was organized as a Massachusetts business trust under a Declaration of Trust dated September 29, 1995. The Portfolio Series is currently comprised of one portfolio, Bond Index Portfolio (the "Portfolio"). The Declaration of Trust permits the Portfolio Series to issue an unlimited number of shares of beneficial interests in the Portfolio. The Portfolio, which began operations on January 2, 1996, is an open-end, diversified management investment company under the Investment Company Act of 1940, as amended (the "Act"). The investment objective of the Portfolio is to provide investment results that correspond to the investment performance of the Lehman Brothers Aggregate Bond Index. As of the close of business on March 31, 1998, Federated Bond Index Fund comprised the only spoke fund to the Portfolio.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Listed corporate bonds and other fixed-income and asset-backed securities are valued at the last sale price reported on national securities exchanges. Unlisted bonds and securities and short-term obligations are valued at the prices provided by an independent pricing service. Short-term securities obtained with remaining maturities of sixty days or less may be stated at amortized cost, which approximates market value.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

REPURCHASE AGREEMENTS

The Portfolio may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Portfolio's custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value of not less than 102% of the repurchase price (including accrued interest).

If the value of the underlying security, including accrued interest, falls below 102% of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the Portfolio to a risk of loss in the event that the Portfolio is delayed or prevented from exercising its right to dispose of the underlying collateral securities or to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

DEFERRED ORGANIZATION EXPENSES

Organization expenses incurred by the Portfolio in connection with its organization have been deferred and are being amortized over a period not to exceed sixty months beginning with the commencement of operations of the Portfolio.

FEDERAL INCOME TAXES

The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Research Corp., the Portfolio's investment adviser (the "Adviser"), is entitled to receive for its services an annual investment advisory fee equal to 0.25% of the Portfolio's average daily net assets. The Adviser has entered into a subadvisory contract with the United States Trust Company of New York ("U.S. Trust"). Under the terms of the subadvisory contract, the Adviser is obligated to pay U.S. Trust an annual investment advisory fee equal to 0.12% of the Portfolio's average daily net assets. For the year ended May 31, 1998, the Adviser and U.S. Trust have voluntarily agreed to waive all of their fees. Effective May 31, 1998, the Adviser assumed the daily management of the Portfolio's security holdings.

ADMINISTRATIVE FEE

Federated Administrative Services ("FAS"), provides the Portfolio with administrative personnel and services. The FAS fee is based upon 0.05% on the first $1 billion of average aggregate daily net assets of the Portfolio, subject to an annual minimum fee of $60,000.

PORTFOLIO ACCOUNTING FEE

Federated Services Company ("FServ"), an affiliate of FAS, maintains the Portfolio's accounting records for which it receives a fee. The fee is based on the level of the Portfolio's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Portfolio Series are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the year ended May 31, 1998, were as follows:

COST OF PURCHASES     $56,476,910
PROCEEDS FROM SALES   $35,084,147

SELECTED FINANCIAL DATA

                                               YEAR ENDED MAY 31,
                                        1998   1997   1996(C) 1995(A)
RATIOS TO AVERAGE NET ASSETS
   Expenses                            0.20%   0.20%   0.09%   0.00%*
   Net investment income               6.28%   7.06%   7.00%   7.45%*
   Expense waiver/reimbursement(b)     0.38%   0.75%   0.89%   0.69%*
SUPPLEMENTAL DATA
   Portfolio turnover                    67%     49%     43%      67%

* Computed on an annualized basis.

(a) Reflects operations for the period from July 11, 1994 (date of initial public investment) to May 31, 1995.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c) The Selected Financial Data presented herein include the selected financial data of the Bond Market Portfolio, a portfolio of St. James Portfolios, for the periods prior to January 2, 1996.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Portfolio could be adversely affected if the computer systems used by the Portfolio's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Portfolio's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Portfolio's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Portfolio.

              REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Investors of BOND INDEX PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of Bond Index Portfolio, a portfolio of Federated Investment Portfolios, as of May 31, 1998, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1998, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies form brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Bond Index Portfolio at May 31, 1998, the results of its operations for the year then ended, and changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP
Pittsburgh, Pennsylvania
July 15, 1998

                                  TRUSTEES
                               John F. Donahue
                           J. Christopher Donahue
                              Thomas G. Bigley
                             John T. Conroy, Jr.
                          Nicholas P. Constantakis
                             William J. Copeland
                             James E. Dowd, Esq.
                           Lawrence D. Ellis, M.D.
                        Edward L. Flaherty, Jr., Esq.
                               Peter E. Madden
                      John E. Murray, Jr., J.D., S.J.D.
                              Wesley W. Posvar
                              Marjorie P. Smuts

                                  OFFICERS
                               John F. Donahue
                                  Chairman

                           J. Christopher Donahue
                                  President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary

                              Richard B. Fisher
                               Vice President

                              Anthony R. Bosch
                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated Bond Index Fund
Annual Report to Shareholders
May 31, 1998

Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 313909103
Cusip 313909202
G01738-03 (7/98)
[Graphic]






A. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left hand quadrant. The Institutional Shares of Federated Bond Index Fund (the "Fund") are represented by a solid line. The Lehman Brothers Aggregate Bond Index (the "Index") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Institutional Shares of the Fund, and the Index. The "x" axis reflects computation periods from 7/11/94 to 5/31/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Institutional Shares, as compared to the Index. The ending values were $34,452 and $35,024, respectively. The legend below the graphic presentation indicates the Fund's Institutional Shares Average Annual Total Returns for the one-year and start of performance (7/11/94) cumulative and annualized.
The total returns were 10.41%, 37.83%, and 8.60%, respectively.

B. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left hand quadrant. The Institutional Service Shares of Federated Bond Index Fund (the "Fund") are represented by a solid line. The Lehman Brothers Aggregate Bond Index (the "Index") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Institutional Service Shares of the Fund and the Index. The "x" axis reflects computation periods from 7/11/94 to 5/31/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Institutional Service Shares, as compared to the Index. The ending values were $13,712 and $14,009, respectively. The legend below the graphic presentation indicates the Fund's Institutional Service Shares Average Annual Total Returns for the one-year and start of performance (7/11/94) cumulative and annualized. The total returns were 10.14%, 37.12%, and 8.45%, respectively.